SHARE CAPITAL (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of	Weighted Average
	Options	Exercise Price
Balance, November 30, 2021	4,225,000	$0.64
Expired	(75,000)	0.50
Cancelled	(125,000)	0.50
Balance, November 30, 2022	4,025,000	$0.66
Cancelled	(3,900,000)	0.66
Granted	3,450,000	0.04
Balance, November 30, 2023	3,575,000	$0.06

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Expiry Date	Exercise Price	Numbers of options outstanding	Numbers of options exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
	$				$
November 28, 2024	0.50	125,000	125,000	0.03	0.02
August 18, 2026	0.05	2,450,000	2,357,917	1.86	0.03
October 19, 2028	0.05	1,000,000	1,000,000	1.37	0.01
		3,575,000	3,482,917	3.26	0.06

Disclosure of share purchase warrant transactions [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2021	9,991,241	$0.42
Warrants expired	(561,081)	0.20
Balance, November 30, 2022	9,430,160	0.42
Granted	47,425,700	0.10
Balance, November 30, 2023	56,855,860	$0.14

Disclosure of number of share purchase warrants outstanding [Table Text Block]
Expiry Date	Exercise Price $	Number of Warrants outstanding and exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price $
January 29, 2026	0.25	3,188,160	0.12	0.01
March 27, 2026	0.10	7,400,000	0.30	0.01
March 30, 2026	0.10	29,128,000	1.19	0.05
August 9, 2026	0.50	6,242,000	0.30	0.05
July 24, 2028	0.10	10,897,700	0.89	0.02
		56,855,860	2.80	0.14